Statement of Cash Flows - Summary of Cash and Cash Equivalents (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Cash and cash equivalents if different from statement of financial position [abstract]
Cash		₩ 2,439,490		₩ 2,496,941
Checks issued by other banks		123,163		150,047
Due from the Bank of Korea		17,520,636		17,579,643
Due from other financial institutions		11,980,132		10,782,743
Sub-total		32,063,421		31,009,374
Due from financial institutions measured at fair value through profit or loss		69,469		200,743
Sub-total		32,132,890		31,210,117
Restricted due from financial institutions	[1]	(4,809,759)		(4,589,893)
Due from financial institutions with original maturities over three months		(1,160,607)		(1,346,951)
Sub-total		(5,970,366)		(5,936,844)
Total		₩ 26,162,524	$ 20,760,942	₩ 25,273,273	$ 20,055,288	₩ 20,091,735	₩ 14,490,506

[1]	Items meeting the definition of cash are excluded in accordance with IAS No.7 Statement of Cash Flows. Detailed information on the effects of this change in accounting policy is described in Note 2.1 Application of IFRS.